Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 2,285,397	¥ 1,141,761
Unrealized consolidated earnings [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	1,799,822	672,661
Intangible assets arisen from business combination [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	211,565	211,565
Changes in fair value [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	157,620	57,471
Lease assets [member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	100,225	188,503
Others [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 16,165	¥ 11,561